LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-term borrowings by type
Unsecured long-term loans and borrowings	¥ 30,085
Secured long-term loans and borrowings	28,836,114	¥ 25,489,829
Long-term borrowings	¥ 28,866,199	¥ 25,489,829